ACQUIRED TECHNOLOGY	12 Months Ended
Dec. 31, 2020
GOODWILL & INTANGIBLE ASSETS
ACQUIRED TECHNOLOGY

9. ACQUIRED TECHNOLOGY

Acquired technology consisted of the following (in thousands):

			Accumulated	Balance
	Gross Value	Estimated Life	Amortization	December 31, 2020
Acquired technology	$10,193	5 years	$1,091	$9,102

The Company recognized $0.8 million and $0.3 million of amortization expense as of December 31, 2020 and 2019, respectively, and expects to recognize $2.0 million of amortization expense annually in the years ended December 31, 2021 through 2023, $1.8 million in 2024 and $1.3 million in 2025. The weighted-average remaining amortization period is 4.6 years.